Share-Based Compensation - Other share Incentive Awards (Detail) - Other Share Incentive Awards - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year | shares	1,992,651
Vested | shares	(1,264,554)
Forfeited | shares	(154,062)
Unvested at end of year | shares	574,035
Unvested at beginning of year | $ / shares	$ 1.08
Vested | $ / shares	0.99
Forfeited | $ / shares	1.83
Unvested at end of year | $ / shares	$ 1.21